RELATED PARTIES - SPONSOR, TRUSTEE, CUSTODIAN AND MARKETING FEES	6 Months Ended	9 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
4. RELATED PARTIES - SPONSOR, TRUSTEE, CUSTODIAN AND MARKETING FEES

Fees paid are to the Sponsor as compensation for services performed under the Trust Agreement. The Sponsor's fee is payable at an annualized rate of 0.40% of the Trust ’s Net Asset Value, accrued on a daily basis computed on the prior Business Day ’s Net Asset Value and paid monthly in arrears.

The Sponsor has agreed to assume the following administrative and marketing expenses incurred by the Trust: the Trustee ’s monthly fee and out-of-pocket expenses; the Custodian ’s fee; the marketing support fees and expenses; expenses reimbursable under the Custody Agreement; the precious metals dealer ’s fees and expenses reimbursable under its agreement with the Sponsor; exchange listing fees; Securities and Exchange Commission registration fees; printing and mailing costs; maintenance expenses for the Trust ’s website; audit fees; and up to $100,000 per annum in legal expenses.

Affiliates of the Trustee, as well as affiliates of the Custodian may from time to time act as Authorized Participants to purchase or sell gold or shares for their own account, as agent for their customers and for accounts over which they exercise investment discretion.

4. RELATED PARTIES - SPONSOR, TRUSTEE, CUSTODIAN AND MARKETING FEES

Fees paid are to the Sponsor as compensation for services performed under the Trust Agreement. The Sponsor's fee is payable at an annualized rate of 0.40% of the Trust’s Net Asset Value, accrued on a daily basis computed on the prior Business Day’s Net Asset Value and paid monthly in arrears.

The Sponsor has agreed to assume the following administrative and marketing expenses incurred by the Trust: the Trustee’s monthly fee and out-of-pocket expenses; the Custodian’s fee; the marketing support fees and expenses; expenses reimbursable under the Custody Agreement; the precious metals dealer’s fees and expenses reimbursable under its agreement with the Sponsor; exchange listing fees; Securities and Exchange Commission registration fees; printing and mailing costs; maintenance expenses for the Trust’s website; audit fees; and up to $100,000 per annum in legal expenses.

Affiliates of the Trustee, as well as affiliates of the Custodian may from time to time act as Authorized Participants to purchase or sell gold or shares for their own account, as agent for their customers and for accounts over which they exercise investment discretion.